Credit Risk and Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Credit Risk and Concentrations [Abstract]
Credit Risk and Concentrations

Note 17 — Credit Risk and Concentrations

Financial instruments that subject the Company to credit risk consist principally of trade accounts receivable and cash and cash equivalents. The Company performs certain credit evaluation procedures and does not require collateral for financial instruments subject to credit risk. The Company believes that credit risk is limited because the Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk of its customers, establishes an allowance for uncollectible accounts and, consequently, believes that its accounts receivable credit risk exposure beyond such allowances is limited.

The Company maintains cash deposits with financial institutions, which, from time to time, may exceed federally insured limits. Cash is also maintained at foreign financial institutions for its UK subsidiary, German subsidiaries and its majority-owned India subsidiary. Cash in foreign financial institutions as of March 31, 2023 and December 31, 2022 was immaterial. The Company has not experienced any losses and believes it is not exposed to any significant credit risk from cash.

During the three months ended March 31, 2023 and 2022, three customers and one customer accounted for at least 10% of revenue, respectively.

As of March 31, 2023, three customers represented approximately 49% of total accounts receivable. As of March 31, 2022, one customer represented approximately 11% of total accounts receivable.

As of March 31, 2023, one vendor represented approximately 21% of total gross accounts payable. Purchases from these vendors during the three months ended March 31, 2023 was approximately $0.4 million. As of March 31, 2022, three vendors represented approximately 48% of total gross accounts payable. Purchases from these vendors during the three months ended March 31, 2022 was approximately $0.8 million.

For the three months ended March 31, 2023, one vendor represented approximately 21%, and one vendor represented approximately 10% of total purchases. For the three months ended March 31, 2022, one vendor represented approximately 48%, and one vendor represented approximately 14% of total purchases.

Note 25 — Credit Risk, Concentrations, and Segment Reporting

Financial instruments that subject the Company to credit risk consist principally of trade accounts receivable and cash and cash equivalents. The Company performs certain credit evaluation procedures and does not require collateral for financial instruments subject to credit risk. The Company believes that credit risk is limited because the Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk of its customers, establishes an allowance for uncollectible accounts and, consequently, believes that its accounts receivable credit risk exposure beyond such allowances is limited.

The Company maintains cash deposits with financial institutions, which, from time to time, may exceed federally insured limits. Cash is also maintained at foreign financial institutions for its Canadian subsidiary, UK subsidiary, Philippine subsidiary, German subsidiaries and its majority-owned India subsidiary. Cash in foreign financial institutions as of December 31, 2022 and 2021 was immaterial. The Company has not experienced any losses and believes it is not exposed to any significant credit risk from cash.

The Company did not have any customer accounted for at least 10% of revenues during the years ended December 31, 2022 and 2021.

The Company has two and one customers accounted for 25% and 13% of continuing operations revenue during the years ended December 31, 2022 and 2021, respectively,

As of December 31, 2022, two customers represented approximately 10%, and 10% of total accounts receivable. As of December 31, 2021, no customer accounted for at least 10% of total accounts receivable.

As of December 31, 2022, three customers represented approximately 16%, 11% and 10% of total accounts receivable from continuing operations. As of December 31, 2021, two customers represented approximately 19%, and 15% of total accounts receivable from continuing operations.

As of December 31, 2022, two vendors represented approximately 17%, and 12% of total gross accounts payable. Purchases from these vendors during the year ended December 31, 2022 was $1.4 million and $0.9 million, respectively. As of December 31, 2021, one vendor represented approximately 33% of total gross accounts payable. Purchases from this vendor during the year ended December 31, 2021 was $0.4 million.

As of December 31, 2022, three vendors represented approximately 20%, 15% and 10% of total gross accounts payable from continuing operations. Purchases from these vendors during the year ended December 31, 2022 was $0.9 million, $0.7 million and $0.4 million, respectively. As of December 31, 2021, two vendors represented approximately 46% and 12% of total gross accounts payable. Purchases from these vendors during the year ended December 31, 2021 was $0.4 million and $0.4 million .

For the year ended December 31, 2022, one vendor represented approximately 23% of total purchases. For the year ended December 31, 2021, three vendors represented approximately 21%, 18%, and 17% of total purchases.

For the year ended December 31, 2022, one vendor represented approximately 24% of total purchases from continuing operations. For the year ended December 31, 2021, four vendors represented approximately 26% , 22% , 21% and 12% of total purchases from continuing operations.

Segments

The Company’s operations consist of three reportable segments based on similar economic characteristics, the nature of products and production processes, end-use markets, channels of distribution, and regulatory environments: Indoor Intelligence, Saves, and Shoom.

During the second quarter of 2021, the Company changed the level of detail at which its Chief Executive Officer (“CEO”) acting as the Chief Operating Decision Maker, or “CODM”) regularly reviews and manages certain of its businesses, resulting in the bifurcation of its former one segment into three standalone reportable segments: Indoor Intelligence, Saves, and Shoom. The Company now manages and reports its operating results through these three reportable segments. This change allows the Company to enhance its customer focus and better align its business models, resources, and cost structure to the specific current and future growth drivers of each business, while providing increased transparency to the Company’s shareholders. The historical segment information has been recast to conform to the current segment structure.

Gross profit and income (loss) from operations are the primary measures of segment profitability used by the Company’s CODM.

Revenue, gross profit, and income (loss) from operations by segment consisted of the following (in thousands):

	For the Years Ended December 31,
	2022	2021
Revenue by Segment
Indoor Intelligence	$14,614	$11,046
Saves	2,775	2,938
Shoom	2,029	2,011
Total segment revenue	$19,418	$15,995
Less discontinued operations	(8,470)	(6,368)
Total segment revenue, continuing operations	$10,948	$9,627

Gross profit by Segment
Indoor Intelligence	$10,411	$7,833
Saves	1,781	2,072
Shoom	1,737	1,716
Gross profit by Segment	$13,929	$11,621
Less discontinued operations	(6,406)	(4,722)
Gross profit by Segment, continuing operations	$7,523	$6,899

Income (loss) from operations by Segment
Indoor Intelligence	$(53,602)	$(72,174)
Saves	(3,876)	(1,515)
Shoom	778	946
Loss from operations by Segment	$(56,700)	$(72,743)
Less discontinued operations	27,894	42,922
Loss from operations by Segment, continuing operations	$(28,806)	$(29,821)

The reporting package provided to the Company’s CODM does not include the measure of assets by segment as that information isn’t reviewed by the CODM when assessing segment performance or allocating resources.